As filed with the SEC on August 16, 2002
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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25

SEC FILE NUMBER
[0-24778]

NOTIFICATION OF LATE FILING

[X] Form 10-QSB

For the Quarterly Period Ended June 30, 2002

Part I               Registrant Information

Full Name of Registrant:            National Health and Safety Corporation

Address of Principal Executive Office (Street and Number)

3811 Bee Cave Road,
Suite 210
Austin, Texas 78746

Part II             Rules 12b-25(b) and (c)

            (a)            The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

            (b)            The subject Report on Form 10-QSB will be filed on or before the fifteenth calendar day following the prescribed due date.

Part III            Narrative

            The Report on Form 10-QSB for National Health and Safety Corporation, (the Company) for the quarterly period ended June 30, 2002, is due to be filed on August 14, 2002.  The Company needs additional time to complete its review of its balance sheet, to file an accurate quarterly report.  The Company expects that its Form 10-QSB will be filed before August 19, 2002.

Part IV            Other Information

            (1)            Name and telephone number of person to contact in regard to this information.

Gary Davis	(512) 328-0433

            (2)            Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[X] Yes	[ ] No

            (3)            Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ ] Yes	[X] No

            Signatures

            National Health and Safety Corporation has caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONAL HEALTH AND SAFETY CORPORATION

Date: August 14, 2002	Gary Davis
Gary Davis, President and Chief Executive Officer